Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	$ 1,046,170	$ 716,892	$ 821,310
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(645,424)	(600,792)	(866,016)
Proceeds from insurance settlements		487,930
Proceeds from sale of building, net of fees			82,415
Payment on satellite performance incentives from insurance proceeds		(19,199)
Other investing activities	174	(2,000)
Net cash used in investing activities	(645,250)	(134,061)	(783,601)
Cash flows from financing activities:
Repayments of long-term debt	(610,418)	(6,904,162)	(2,474,811)
Repayment of notes payable to former shareholders		(868)	(1,683)
Payment of premium on early extinguishment of debt	(21,250)	(311,224)	(65,920)
Proceeds from issuance of long-term debt	135,000	6,254,688	2,451,521
Debt issuance costs		(84,845)	(27,384)
Proceeds from initial public offering		572,500
Stock issuance costs		(26,683)
Dividends paid to preferred shareholders	(9,919)	(5,235)
Principal payments on deferred satellite performance incentives	(19,774)	(17,503)	(15,969)
Capital contribution from noncontrolling interest	12,209	12,209	12,209
Dividends paid to noncontrolling interest	(8,744)	(8,671)	(8,838)
Other financing activities	3,893	3,271
Principal payments on capital lease obligations			0
Repurchase of redeemable noncontrolling interest			(8,744)
Net cash used in financing activities	(519,003)	(516,523)	(139,619)
Effect of exchange rate changes on cash and cash equivalents	(6,560)	(6,003)	(7,329)
Net change in cash and cash equivalents	(124,643)	60,305	(109,239)
Cash and cash equivalents, beginning of period	247,790	187,485	296,724
Cash and cash equivalents, end of period	123,147	247,790	187,485
Intelsat S.A. and Other Parent Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(1,366)	(108,561)	(40,535)
Cash flows from investing activities:
Repayment from (disbursements for) intercompany loans	9,214	(23,644)
Investment in subsidiaries	(3,790)	(11,436)	(5,549)
Dividend from affiliates	8,300	20,181	32,481
Net cash used in investing activities	13,724	(14,899)	26,932
Cash flows from financing activities:
Repayments of long-term debt		(353,550)
Repayment of notes payable to former shareholders		(868)	(1,683)
Payment of premium on early extinguishment of debt		(9,395)
Proceeds from (repayment of) intercompany borrowing	(4,233)	(52,391)	12,845
Proceeds from initial public offering		572,500
Stock issuance costs		(26,683)
Dividends paid to preferred shareholders	(9,919)	(5,235)
Other financing activities	4,231	2,800
Principal payments on capital lease obligations			0
Net cash used in financing activities	(9,921)	127,178	11,162
Effect of exchange rate changes on cash and cash equivalents		(7)	(13)
Net change in cash and cash equivalents	2,437	3,711	(2,454)
Cash and cash equivalents, beginning of period	3,792	81	2,535
Cash and cash equivalents, end of period	6,229	3,792	81
Intelsat Luxembourg [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(270,171)	(622,489)	(626,653)
Cash flows from investing activities:
Investment in subsidiaries		(17,248)
Dividend from affiliates	279,400	524,812	658,318
Net cash used in investing activities	279,400	507,564	658,318
Cash flows from financing activities:
Repayments of long-term debt		(5,307,986)
Payment of premium on early extinguishment of debt		(301,762)
Proceeds from issuance of long-term debt		3,500,000
Proceeds from (repayment of) intercompany borrowing		2,289,335
Debt issuance costs		(44,433)
Dividends to shareholders	(8,300)	(20,181)	(32,481)
Principal payments on capital lease obligations			0
Net cash used in financing activities	(8,300)	114,973	(32,481)
Effect of exchange rate changes on cash and cash equivalents			(1)
Net change in cash and cash equivalents	929	48	(817)
Cash and cash equivalents, beginning of period	139	91	908
Cash and cash equivalents, end of period	1,068	139	91
Intelsat Jackson [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	1,253,342	1,406,174	1,320,065
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(639,603)	(591,762)	(857,311)
Proceeds from insurance settlements		487,930
Proceeds from sale of building, net of fees			82,415
Payment on satellite performance incentives from insurance proceeds		(19,199)
Repayment from (disbursements for) intercompany loans	3,873	(2,223,001)	10,435
Investment in subsidiaries	(194)	(324)	208
Dividend from affiliates	33,943	9,811	17,423
Other investing activities	174	(2,000)
Net cash used in investing activities	(601,807)	(2,338,545)	(746,830)
Cash flows from financing activities:
Repayments of long-term debt	(586,000)	(1,218,208)	(2,364,508)
Payment of premium on early extinguishment of debt	(21,250)	(67)	(65,920)
Proceeds from issuance of long-term debt	135,000	2,754,688	2,451,521
Proceeds from (repayment of) intercompany borrowing	(9,214)	20,151
Debt issuance costs		(40,412)	(27,384)
Capital contribution from parent		17,248
Dividends to shareholders	(279,400)	(524,812)	(658,318)
Principal payments on deferred satellite performance incentives	(18,705)	(16,509)	(14,833)
Other financing activities	(338)	471
Principal payments on capital lease obligations			0
Net cash used in financing activities	(779,907)	992,550	(679,442)
Effect of exchange rate changes on cash and cash equivalents	(1,085)	(468)	(589)
Net change in cash and cash equivalents	(129,457)	59,711	(106,796)
Cash and cash equivalents, beginning of period	193,090	133,379	240,175
Cash and cash equivalents, end of period	63,633	193,090	133,379
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	1,887,340	1,785,702	1,379,396
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(639,603)	(591,762)	(857,311)
Proceeds from insurance settlements		487,930
Proceeds from sale of building, net of fees			82,415
Payment on satellite performance incentives from insurance proceeds		(19,199)
Repayment from (disbursements for) intercompany loans	3,873	(593,753)	(221,460)
Investment in subsidiaries	(194)	(324)	208
Dividend from affiliates	33,943	9,811	17,423
Other investing activities	174	(2,000)
Net cash used in investing activities	(601,807)	(709,297)	(978,725)
Cash flows from financing activities:
Proceeds from (repayment of) intercompany borrowing		(44,111)
Capital contribution from parent	103,698	45,062	57,657
Dividends to shareholders	(1,473,781)	(1,024,160)	(549,712)
Principal payments on deferred satellite performance incentives	(18,705)	(16,509)	(14,833)
Other financing activities	(338)	471
Principal payments on capital lease obligations			0
Net cash used in financing activities	(1,389,126)	(1,039,247)	(506,888)
Effect of exchange rate changes on cash and cash equivalents	(1,063)	(465)	(582)
Net change in cash and cash equivalents	(104,656)	36,693	(106,799)
Cash and cash equivalents, beginning of period	167,800	131,107	237,906
Cash and cash equivalents, end of period	63,144	167,800	131,107
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	64,363	41,767	168,433
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(5,821)	(9,030)	(8,705)
Repayment from (disbursements for) intercompany loans		3,493
Net cash used in investing activities	(5,821)	(5,537)	(8,705)
Cash flows from financing activities:
Repayments of long-term debt	(24,418)	(24,418)	(110,303)
Proceeds from (repayment of) intercompany borrowing	360	(13,943)	(23,280)
Capital contribution from parent	3,984	11,760	5,341
Dividends to shareholders	(33,943)	(9,811)	(17,423)
Principal payments on deferred satellite performance incentives	(1,069)	(993)	(1,136)
Capital contribution from noncontrolling interest	12,209	12,209	12,209
Dividends paid to noncontrolling interest	(8,744)	(8,671)	(8,838)
Principal payments on capital lease obligations			0
Repurchase of redeemable noncontrolling interest			(8,744)
Net cash used in financing activities	(51,621)	(33,867)	(152,174)
Effect of exchange rate changes on cash and cash equivalents	(5,473)	(5,528)	(6,726)
Net change in cash and cash equivalents	1,448	(3,165)	828
Cash and cash equivalents, beginning of period	50,769	53,934	53,106
Cash and cash equivalents, end of period	52,217	50,769	53,934
Consolidation and Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities	(1,887,338)	(1,785,701)	(1,379,396)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	639,603	591,762	857,311
Proceeds from insurance settlements		(487,930)
Proceeds from sale of building, net of fees			(82,415)
Payment on satellite performance incentives from insurance proceeds		19,199
Repayment from (disbursements for) intercompany loans	(16,960)	2,836,905	211,025
Investment in subsidiaries	4,178	29,332	5,133
Dividend from affiliates	(355,586)	(564,615)	(725,645)
Other investing activities	(174)	2,000
Net cash used in investing activities	271,061	2,426,653	265,409
Cash flows from financing activities:
Proceeds from (repayment of) intercompany borrowing	13,087	(2,199,041)	10,435
Capital contribution from parent	(107,682)	(74,070)	(62,998)
Dividends to shareholders	1,795,424	1,578,964	1,257,934
Principal payments on deferred satellite performance incentives	18,705	16,508	14,833
Other financing activities	338	(471)
Principal payments on capital lease obligations			0
Net cash used in financing activities	1,719,872	(678,110)	1,220,204
Effect of exchange rate changes on cash and cash equivalents	1,061	465	582
Net change in cash and cash equivalents	104,656	(36,693)	106,799
Cash and cash equivalents, beginning of period	(167,800)	(131,107)	(237,906)
Cash and cash equivalents, end of period	$ (63,144)	$ (167,800)	$ (131,107)